Net Debt - Schedule of Current Assets, Short and Long Term Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Liquid investments	£ 84	£ 79	£ 78
Cash and cash equivalents	3,874		3,833	£ 4,897
Cash and cash equivalents reported in assets held for sale	485
Current assets	16,927		15,907
Short-term borrowings:
Commercial paper	(630)		(529)
Bank loans and overdrafts	(290)		(236)
Drawn bank facility	(3,500)
Short-term borrowings	(5,793)		(2,825)
Long-term borrowings:
Long-term borrowings	(20,271)		(14,264)
Net debt	(21,621)		(13,178)	£ (13,804)	£ (10,727)
Short-term borrowings [member]
Short-term borrowings:
Obligations under finance leases	(24)		(23)
Long Term Borrowings [Member]
Long-term borrowings:
Obligations under finance leases	(44)		(43)
Other LongTerm Borrowings [member]
Long-term borrowings:
Long-term borrowings	(56)		(49)
New York Stock Exchange [member] | 5.650% US$ US Medium Term Note 2018 [member]
Short-term borrowings:
Short-term borrowings	0		(2,037)
New York Stock Exchange [member] | 3.125% US$ US Medium Term Note 2021 [member]
Long-term borrowings:
Long-term borrowings	(980)
New York Stock Exchange [member] | LIBOR +0.35% US$ US Medium Term Note 2021 [member]
Long-term borrowings:
Long-term borrowings	(589)
New York Stock Exchange [member] | 2.850% US$ US Medium Term Note 2022 [Member]
Long-term borrowings:
Long-term borrowings	(1,568)		(1,474)
New York Stock Exchange [member] | 2.800% US$ US Medium Term Note 2023 [member]
Long-term borrowings:
Long-term borrowings	(978)		(919)
New York Stock Exchange [member] | 3.375% US$ US Medium Term Note 2023 [member]
Long-term borrowings:
Long-term borrowings	(977)
New York Stock Exchange [member] | 3.625% US$ US Medium Term Note 2025 [member]
Long-term borrowings:
Long-term borrowings	(780)
New York Stock Exchange [member] | 3.875% US$ US Medium Term Note 2028 [member]
Long-term borrowings:
Long-term borrowings	(1,372)
New York Stock Exchange [member] | 5.375% US Medium Term Note 2034 [Member]
Long-term borrowings:
Long-term borrowings	(390)		(368)
New York Stock Exchange [member] | 6.375% US Medium Term Note 2038 [Member]
Long-term borrowings:
Long-term borrowings	(2,143)		(2,021)
New York Stock Exchange [member] | 4.200% US$ US Medium Term Note 2043 [Member]
Long-term borrowings:
Long-term borrowings	(386)		(363)
London Stock Exchange [member] | 0.625% European Medium Term Notes 2019 [member]
Short-term borrowings:
Short-term borrowings	(1,349)
Long-term borrowings:
Long-term borrowings	0		(1,324)
London Stock Exchange [member] | EURIBOR +0.20% European Medium Term Note 2020 [member]
Long-term borrowings:
Long-term borrowings	(677)
London Stock Exchange [member] | 0.000% European Medium Term Note 2020 [member]
Long-term borrowings:
Long-term borrowings	(1,079)		(1,060)
London Stock Exchange [member] | 1.375% European Medium Term Notes 2024 [Member]
Long-term borrowings:
Long-term borrowings	(893)		(876)
London Stock Exchange [member] | 4.000% European Medium Term Note 2025 [Member]
Long-term borrowings:
Long-term borrowings	(670)		(659)
London Stock Exchange [member] | 1.000% European Medium Term Note 2026 [Member]
Long-term borrowings:
Long-term borrowings	(629)		(617)
London Stock Exchange [member] | 1.250% European Medium Term Note 2026 [member]
Long-term borrowings:
Long-term borrowings	(897)
London Stock Exchange [member] | 3.375% European Medium Term Note 2027 [Member]
Long-term borrowings:
Long-term borrowings	(593)		(593)
London Stock Exchange [member] | 1.375% European Medium Term Notes Two Thousand twenty nine [Member]
Long-term borrowings:
Long-term borrowings	(447)		(439)
London Stock Exchange [member] | 1.750% European Medium Term Note 2030 [member]
Long-term borrowings:
Long-term borrowings	(673)
London Stock Exchange [member] | 5.250% European Medium Term Note 2033 [Member]
Long-term borrowings:
Long-term borrowings	(982)		(986)
London Stock Exchange [member] | 6.375% European Medium Term Note 2039 [Member]
Long-term borrowings:
Long-term borrowings	(694)		(695)
London Stock Exchange [member] | 5.250% European Medium Term Note 2042 [Member]
Long-term borrowings:
Long-term borrowings	(986)		(989)
London Stock Exchange [member] | 4.250% European Medium Term Note 2045 [Member]
Long-term borrowings:
Long-term borrowings	(788)		(789)
Net debt [member]
Current assets:
Liquid investments	84		78
Cash and cash equivalents	3,874		3,833
Cash and cash equivalents reported in assets held for sale	485
Current assets	£ 4,443		£ 3,911